[LETTERHEAD OF CLIFFORD CHANCE US LLP]

VIA EDGAR

U.S. Securities and Exchange Commission Division of Investment Management 100 F Street, N.E. Washington, D.C. 20549-0404	October 29, 2015

Re: NorthStar Real Estate Credit Fund (the "Trust") (File Nos. 333-          ; 811-          )

Dear Sir or Madam:

On behalf of the Trust, we transmit for filing under the Securities Act of 1933 and the Investment Company Act of 1940, each as amended, a registration statement on Form N-2 relating to the Trust’s initial issuance of common shares of beneficial interest, par value $0.001 per share (the “Registration Statement”). The Trust has filed electronically a Nofitication of Registration on Form N-8A in conjunction with this filing. Investment Company Act of 1940, as amended, on Form N-8A.

The Trust is a newly organized, closed-end management investment company and the Registration Statement is being filed for the purpose of registering common shares of beneficial interest of the Trust. The registration fee for purposes of the initial filing has been wired through the FEDWIRE system to the Securities and Exchange Commission’s account at US Bank. The Registration Statement transmitted with this letter contains conformed signature pages, the manually executed originals of which are maintained by the Trust.

 It is expected that the Trust will file a pre-effective amendment responding to any comments and registering additional shares promptly after the resolution of any comments, along with a request of acceleration of effectiveness of the Registration Statement.

If you have any questions concerning the foregoing, please call Clifford R. Cone at (212) 878-3180, Jefferey D. LeMaster at (212) 878-3206 or the undersigned at (212) 878-3066.

Best Regards,

/s/ Matthew A. Babinsky
Matthew A. Babinsky

cc:	Clifford R. Cone Jefferey D. LeMaster